Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
4. FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable. Management believes such inputs are predicated on the assumptions market participants would use to measure the asset at fair value.

The level assigned to a fair value measurement is based on the lowest level input that is significant to the fair value measurement in its entirety. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following tables summarize instruments measured at fair value on a recurring basis at December 31, 2025 and 2024:

	Fair Value Measurements at December 31, 2025
	Total	Level 1	Level 2	Level 3
Common stock	$112,247	$112,247	$—	$—
Mutual funds	24	24	—	—
	112,271	$112,271	$—	$—
Common collective trust funds (a)	2,476
	$114,747

	Fair Value Measurements at December 31, 2024
	Total	Level 1	Level 2	Level 3
Common stock	$111,452	$111,452	$—	$—
Mutual funds	21	21	—	—
	111,473	$111,473	$—	$—
Common collective trust funds (a)	2,086
	$113,559

(a)In accordance with accounting guidance certain investments that are measured at fair value using NAV, or its equivalent, practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

The fair value measurement of common stock, classified as Level 1, is based on its quoted market price in an active market.

The fair value measurements of mutual funds, classified as Level 1, are valued at the daily closing prices as reported by the funds. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission (SEC). These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

The fair value measurements of common collective trust funds are valued at the NAV of units of a bank collective trust. The NAV, as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. There are no unfunded commitments. Participant transactions (purchases and sales) may occur daily. If the Plan was to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business fashion.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different value measurement at the reporting date.